Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2045 Portfolio℠
March 31, 2025
VF-2045-NPRT1-0525
1.903286.115
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,150	19,910
Fidelity Long-Term Treasury Bond Index Fund (a)	1,435,233	13,663,415
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,402	79,564
TOTAL BOND FUNDS (Cost $14,593,137)		13,762,889

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	336,772	17,889,309
VIP Equity-Income Portfolio - Initial Class (a)	535,874	14,602,560
VIP Growth & Income Portfolio - Initial Class (a)	661,787	19,999,217
VIP Growth Portfolio - Initial Class (a)	336,768	29,595,172
VIP Mid Cap Portfolio - Initial Class (a)	136,507	4,567,530
VIP Value Portfolio - Initial Class (a)	572,894	10,163,137
VIP Value Strategies Portfolio - Initial Class (a)	358,745	5,033,198
TOTAL DOMESTIC EQUITY FUNDS (Cost $88,917,760)		101,850,123

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,082,613	25,491,182
VIP Overseas Portfolio - Initial Class (a)	2,110,866	56,592,309
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $72,378,925)		82,083,491

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $175,889,822)	197,696,503
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,905)
NET ASSETS - 100.0%	197,667,598

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	849,485	849,485	302	-	-	-	-	0.0%
Total	-	849,485	849,485	302	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	20,541	764	-	1	132	19,910	2,150
Fidelity International Bond Index Fund	1,938,409	106,614	2,057,659	-	(17,751)	30,387	-	-
Fidelity Long-Term Treasury Bond Index Fund	12,778,766	1,797,768	1,419,533	124,209	(92,488)	598,902	13,663,415	1,435,233
VIP Contrafund Portfolio Initial Class	17,443,253	3,102,516	1,149,382	540,476	(35,281)	(1,471,797)	17,889,309	336,772
VIP Emerging Markets Portfolio Initial Class	25,287,739	2,841,932	4,250,949	-	(10,703)	1,623,163	25,491,182	2,082,613
VIP Equity-Income Portfolio Initial Class	14,232,197	1,195,793	1,184,666	106,799	(27,438)	386,674	14,602,560	535,874
VIP Growth & Income Portfolio Initial Class	19,520,824	2,008,072	1,318,610	192,626	(23,896)	(187,173)	19,999,217	661,787
VIP Growth Portfolio Initial Class	28,908,730	5,358,200	1,841,078	340,014	(64,881)	(2,765,799)	29,595,172	336,768
VIP Investment Grade Bond II Portfolio - Initial Class	-	132,358	52,897	-	(16)	119	79,564	8,402
VIP Mid Cap Portfolio Initial Class	4,480,819	921,997	329,055	200,738	(13,431)	(492,800)	4,567,530	136,507
VIP Overseas Portfolio Initial Class	53,765,396	5,789,324	5,698,465	607,764	(132,829)	2,868,883	56,592,309	2,110,866
VIP Value Portfolio Initial Class	10,000,866	1,526,819	683,038	387,205	(31,660)	(649,850)	10,163,137	572,894
VIP Value Strategies Portfolio Initial Class	4,967,505	846,625	288,923	92,292	(15,357)	(476,652)	5,033,198	358,745
	193,324,504	25,648,559	20,275,019	2,592,123	(465,730)	(535,811)	197,696,503

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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